Guarantor Subsidiaries (Schedule Of Guarantor Subsidiaries - Balance Sheet) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	$ 84,418	$ 69,531	$ 38,081	$ 49,917
Accounts receivable, including intercompany	91,770	93,333
Inventories	6,703	7,058
Current deferred income taxes	20,257	13,659
Prepaid income taxes	3,690	2,643
Prepaid expenses	17,818	11,447
Total current assets	224,656	197,671
Investments of deferred compensation plans	42,465	36,089
Properties and equipment, at cost, less accumulated depreciation	92,955	91,934
Identifiable intangible assets less accumulated amortization	56,556	57,177
Goodwill	466,871	465,832
Other assets	10,198	10,923
Total Assets	893,701	859,626	795,905
Accounts payable, including intercompany	41,758	48,472
Current portion of long-term debt (Note 3)	183,564
Income taxes	111	4,938
Accrued insurance	41,859	40,654
Accrued compensation	48,323	45,457
Accrued legal	23,210	1,161
Other current liabilities	25,161	16,140
Total current liabilities	363,986	156,822
Deferred income taxes	27,301	27,662
Long-term debt (Note 3)		174,890
Deferred compensation liabilities	42,348	35,599
Other liabilities	11,176	11,362
Stockholders' equity	448,890	453,291
Total Liabilities and Stockholders' Equity	893,701	859,626
Parent [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	84,005	56,342	32,470	45,324
Accounts receivable, including intercompany	925	925
Prepaid income taxes	3,710	4,043
Prepaid expenses	6,925	564
Total current assets	95,565	61,874
Properties and equipment, at cost, less accumulated depreciation	10,184	10,984
Other assets	17,782	19,025
Investments in subsidiaries	945,450	874,692
Total Assets	1,068,981	966,575
Accounts payable, including intercompany	417,593	325,916
Current portion of long-term debt (Note 3)	183,564
Income taxes	1,106	1,019
Accrued insurance	784	1,339
Accrued compensation	5,047	4,119
Accrued legal	6,031	6
Other current liabilities	2,739	2,780
Total current liabilities	616,864	335,179
Long-term debt (Note 3)		174,890
Other liabilities	3,227	3,215
Stockholders' equity	448,890	453,291
Total Liabilities and Stockholders' Equity	1,068,981	966,575
Guarantor Subsidiaries [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	(8,777)	4,674	(1,422)	(1,571)
Accounts receivable, including intercompany	509,580	427,341
Inventories	6,246	6,505
Current deferred income taxes	21,307	14,633
Prepaid income taxes	1,176
Prepaid expenses	10,682	10,656
Total current assets	540,214	463,809
Properties and equipment, at cost, less accumulated depreciation	80,144	78,236
Identifiable intangible assets less accumulated amortization	56,556	57,177
Goodwill	462,489	461,277
Other assets	1,775	2,005
Investments in subsidiaries	27,564	24,298
Total Assets	1,168,742	1,086,802
Accounts payable, including intercompany	39,424	53,934
Income taxes	210	3,816
Accrued insurance	41,075	39,315
Accrued compensation	42,905	40,891
Accrued legal	17,179	1,155
Other current liabilities	22,219	12,748
Total current liabilities	163,012	151,859
Deferred income taxes	52,548	51,566
Other liabilities	6,914	7,352
Stockholders' equity	946,268	876,025
Total Liabilities and Stockholders' Equity	1,168,742	1,086,802
Non-Guarantor Subsidiaries [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	9,190	8,515	7,033	6,164
Accounts receivable, including intercompany	1,000	889
Inventories	457	553
Current deferred income taxes	126	173
Prepaid income taxes	349
Prepaid expenses	211	227
Total current assets	11,333	10,357
Investments of deferred compensation plans	42,465	36,089
Properties and equipment, at cost, less accumulated depreciation	2,627	2,714
Goodwill	4,382	4,555
Other assets	15,888	13,797
Total Assets	76,695	67,512
Accounts payable, including intercompany	4,476	4,444
Income taxes	340	1,503
Accrued compensation	371	447
Other current liabilities	1,379	1,759
Total current liabilities	6,566	8,153
Deferred compensation liabilities	42,348	35,599
Other liabilities	1,035	795
Stockholders' equity	26,746	22,965
Total Liabilities and Stockholders' Equity	76,695	67,512
Consolidating Adjustments [Member] | Consolidating Adjustments [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Accounts receivable, including intercompany	(419,735)	(335,822)
Current deferred income taxes	(1,176)	(1,147)
Prepaid income taxes	(1,545)	(1,400)
Total current assets	(422,456)	(338,369)
Other assets	(25,247)	(23,904)
Investments in subsidiaries	(973,014)	(898,990)
Total Assets	(1,420,717)	(1,261,263)
Accounts payable, including intercompany	(419,735)	(335,822)
Income taxes	(1,545)	(1,400)
Other current liabilities	(1,176)	(1,147)
Total current liabilities	(422,456)	(338,369)
Deferred income taxes	(25,247)	(23,904)
Stockholders' equity	(973,014)	(898,990)
Total Liabilities and Stockholders' Equity	$ (1,420,717)	$ (1,261,263)